Capital and Reserves (Details 6) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Capital commitments [abstract]
Beginning balance	$ 32,365	$ 38,686
(Loss) gain on translation of foreign subsidiaries	(2,704)	(6,321)
Ending balance	$ 29,661	$ 32,365